                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5450
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                     GOVERNMENT SECURITIES VARIABLE ACCOUNT
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                  Date of reporting period: September 30, 2005
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ITEM 1. SCHEDULE OF INVESTMENTS.

                                    COMPASS

                                             PROFESSIONALLY MANAGED COMBINATION
                                                       FIXED/VARIABLE ANNUITIES
                                                   FOR PERSONAL INVESTMENTS AND
                                                     QUALIFIED RETIREMENT PLANS




QUARTERLY PORTFOLIO HOLDINGS o September 30, 2005


Government Securities Variable Account



                                                                      Issued by
                                    Sun Life Assurance Company of Canada (U.S),
                                                   A Wholly Owned Subsidiary of
                                       Sun Life of Canada (U.S.) Holdings, Inc.
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
PORTFOLIO OF INVESTMENTS    September 30, 2005 (Unaudited)

Government Securities Variable Account



ISSUER                                                               PAR AMOUNT                       VALUE
BONDS - 99.1%
AGENCY - OTHER - 5.4%
Financing Corp., 9.4%, 2018                                        $    780,000                $  1,108,133
Financing Corp., 10.35%, 2018                                         1,150,000                   1,749,804
Resolution Funding Corp.,
8.875%, 2020                                                          1,700,000                   2,409,146
                                                                                               ------------
                                                                                               $  5,267,083
                                                                                               ------------
ASSET BACKED & Securitized - 0.1%
Freddie Mac, 3.108%, 2035                                          $     94,675                $     94,053
                                                                                               ------------
MORTGAGE BACKED - 48.7%
Fannie Mae, 4.79%, 2012                                            $    934,169                $    932,228
Fannie Mae, 4.73%, 2012                                                  96,182                      95,597
Fannie Mae, 5%, 2013 - 2019                                           4,590,175                   4,583,698
Fannie Mae, 4.8%, 2013                                                   91,276                      91,061
Fannie Mae, 4.845%, 2013                                                265,625                     265,239
Fannie Mae, 5.06%, 2013                                                 107,012                     108,206
Fannie Mae, 4.65%, 2013                                                 252,466                     249,512
Fannie Mae, 4.45%, 2014                                                 325,902                     317,871
Fannie Mae, 4.771%, 2014                                                651,190                     649,802
Fannie Mae, 4.6%, 2014                                                  127,416                     125,414
Fannie Mae, 4.667%, 2014                                                853,741                     845,612
Fannie Mae, 4.518%, 2014                                                163,844                     160,752
Fannie Mae, 4.846%, 2014                                                924,230                     925,568
Fannie Mae, 5.1%, 2014                                                  139,343                     141,394
Fannie Mae, 4.62%, 2015                                                 182,898                     179,915
Fannie Mae, 4.82%, 2015                                                 249,673                     248,347
Fannie Mae, 4.69%, 2015                                                  90,284                      89,224
Fannie Mae, 4.85%, 2015                                                  90,288                      90,191
Fannie Mae, 4.56%, 2015                                                 164,140                     160,756
Fannie Mae, 4.665%, 2015                                                110,704                     109,206
Fannie Mae, 4.7%, 2015                                                  127,185                     125,756
Fannie Mae, 4.89%, 2015                                                  89,450                      89,602
Fannie Mae, 4.74%, 2015                                                 100,000                      98,887
Fannie Mae, 4.925%, 2015                                                352,912                     355,056
Fannie Mae, 6%, 2016 - 2034                                           4,126,284                   4,216,169
Fannie Mae, 6.5%, 2016 - 2032                                         2,138,309                   2,206,013
Fannie Mae, 4.996%, 2017                                                340,331                     344,146
Fannie Mae, 5.5%, 2017 - 2035                                        15,202,956                  15,240,561
Fannie Mae, 4.5%, 2019 - 2020                                         4,730,419                   4,635,503
Fannie Mae, 4.88%, 2020                                                  97,785                      97,893
Fannie Mae, 5.9959%, 2020                                                 5,920                       5,920
Fannie Mae, 7.5%, 2022 - 2031                                           293,923                     311,420
Freddie Mac, 4.5%, 2013 - 2015                                          599,727                     597,606
Freddie Mac, 4.375%, 2015                                               738,860                     726,982
Freddie Mac, 5.5%, 2025 - 2034                                        1,962,186                   1,966,958
Freddie Mac, 7.5%, 2027                                                 130,632                     138,875
Freddie Mac, 6.5%, 2032                                                 985,460                   1,014,384
Freddie Mac, 6%, 2034 - 2035                                          2,599,192                   2,644,827
Ginnie Mae, 5.5%, 2033                                                2,028,353                   2,048,917
                                                                                               ------------
                                                                                               $ 47,235,068
                                                                                               ------------
U.S. GOVERNMENT AGENCIES - 26.4%
Aid to Israel, 6.6%, 2008                                          $    645,258                $    665,058
Aid to Israel, 5.5%, 2023                                             1,097,000                   1,174,257
Aid to Israel, 0%, 2024                                               1,442,000                     569,095
Aid to Peru, 9.98%, 2008                                                545,950                     581,694
Aid-Egypt, 4.45%, 2015                                                  473,000                     465,896
Empresa Energetica Cornito Ltd., 6.07%, 2010                          2,144,000                   2,209,092
Fannie Mae, 4.25%, 2009                                               1,073,000                   1,064,359
Freddie Mac, 4.2%, 2007                                            $  1,105,000                $  1,095,620
Freddie Mac, 5.625%, 2011                                             3,664,000                   3,855,426
Freddie Mac, 5.05%, 2015                                                956,000                     955,532
Overseas Private Investment Corp., 0%, 2007                             165,522                     166,317
Small Business Administration, 8.4%, 2007                                 4,193                       4,266
Small Business Administration, 10.05%, 2009                              16,402                      17,180
Small Business Administration, 8.7%, 2009                                81,124                      84,732
Small Business Administration, 6.34%, 2021                              727,521                     769,761
Small Business Administration, 6.44%, 2021                              692,672                     735,156
Small Business Administration, 6.625%, 2021                             726,862                     780,724
Small Business Administration, 6.07%, 2022                              502,023                     528,061
Small Business Administration, 4.98%, 2023                              268,148                     270,373
Small Business Administration, 4.89%, 2023                              700,263                     703,015
Small Business Administration, 4.72%, 2024                              689,430                     685,771
Small Business Administration, 4.34%, 2024                              377,621                     367,285
Small Business Administration, 4.77%, 2024                              665,134                     663,507
Small Business Administration, 5.52%, 2024                              363,831                     375,835
Small Business Administration, 4.99%, 2024                              435,270                     438,544
Small Business Administration, 4.86%, 2024                              343,619                     344,023
Small Business Administration, 4.88%, 2024                              313,318                     313,913
Small Business Administration, 4.87%, 2024                              409,602                     410,061
Small Business Administration, 5.11%, 2025                              356,000                     360,527
Small Business Administration, 4.76%, 2025                              566,000                     558,133
Tennessee Valley Authority STRIPS, 0%, 2042^^                         2,250,000                   1,736,572
U.S. Department of Housing & Urban Development, 6.36%, 2016             500,000                     539,773
U.S. Department of Housing & Urban Development, 6.59%, 2016           2,045,000                   2,142,272
                                                                                               ------------
                                                                                               $ 25,631,830
                                                                                               ------------
U.S. TREASURY OBLIGATIONS - 18.5%
U.S. Treasury Bonds, 12%, 2013                                     $     19,000                $     22,982
U.S. Treasury Bonds, 6%, 2026                                           123,000                     145,063
U.S. Treasury Bonds, 5.25%, 2028                                        346,000                     376,897
U.S. Treasury Bonds, 5.375%, 2031                                       782,000                     876,084
U.S. Treasury Notes, 5.5%, 2008                                       5,278,000                   5,437,987
U.S. Treasury Notes, 6.5%, 2010                                       5,523,000                   6,017,909
U.S. Treasury Notes, TIPS, 3.375%, 2012                                 668,970                     740,832
U.S. Treasury Notes, 4%, 2014                                            84,000                      82,097
U.S. Treasury Notes, TIPS, 3.375%, 2007                               2,111,101                   2,183,259
U.S. Treasury Notes, TIPS, 2%, 2014 ###                               2,053,354                   2,096,105
                                                                                               ------------
                                                                                               $ 17,979,215
                                                                                               ------------
Total Bonds                                                                                    $ 96,207,249
                                                                                               ------------

REPURCHASE AGREEMENT - 0.2%
Morgan Stanley, 3.80%, dated 9/30/05, due 10/03/05, total to be received $151,048 (secured by various U.S. Treasury and Federal
Agency obligations in a jointly traded account)                    $    151,000                $    151,000
                                                                                               ------------
Total Investments                                                                              $ 96,358,249
                                                                                               ------------
OTHER ASSETS, LESS LIABILITIES - 0.7%                                                               710,381
                                                                                               ------------
NET ASSETS - 100.0%                                                                            $ 97,068,630
                                                                                               ------------


 ^^ Interest only security for which the variable account receives interest on notional principal
    (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
### All or a portion of the security has been segregated as collateral for an open futures contract.

Abbreviations:
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TIPS = Treasury Inflation Protected Security

See attached schedule. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS GOVERNMENT SECURITIES VARIABLE ACCOUNT
SUPPLEMENTAL SCHEDULE (UNAUDITED) 09/30/2005

(1) FINANCIAL INSTRUMENTS

FUTURES CONTRACTS

                                                                     UNREALIZED
                                                       EXPIRATION  APPRECIATION
                                CONTRACTS    VALUE       DATE     (DEPRECIATION)
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U.S. Treasury Note 5 yr (Short)    14      $1,496,031    Dec-05      $16,458
U.S. Treasury Note 10 yr (Long)     2         219,844    Dec-05       (3,980)
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                                                                     $12,478
                                                                     =======

At September 30, 2005, the variable account had sufficient cash and/or securities to cover any margin requirements under these contracts.



BEFORE PURCHASING ANY VARIABLE PRODUCT, CONSIDER THE OBJECTIVES, RISKS, CHARGES, AND EXPENSES ASSOCIATED WITH THE UNDERLYING INVESTMENT OPTION(S) AND THOSE OF THE PRODUCT ITSELF. FOR THIS AND OTHER INFORMATION CONTACT YOUR INVESTMENT OR INSURANCE PROFESSIONAL. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.
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ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: GOVERNMENT SECURITIES VARIABLE ACCOUNT
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By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: November 23, 2005
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: November 23, 2005
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By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 23, 2005
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* Print name and title of each signing officer under his or her signature.